SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation and principle of consolidation

The consolidated financial statements of Wins Finance and its subsidiaries are prepared and presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The consolidated financial statements include the financial statements of Wins Finance, its subsidiaries, including the wholly-foreign owned enterprises ("WFOEs") in the PRC.

A subsidiary is an entity in which Wins Finance (i) directly or indirectly controls more than 50% of the voting power; or (ii) has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

All significant inter-Company transactions and balances have been eliminated upon consolidation.

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates using information then currently available. Changes in facts and circumstances may cause Wins Finance to revise its estimates. Material estimates that are particularly susceptible to significant change in the near-term include the determination of the allowances for doubtful accounts receivable and for guarantee losses.

Significant accounting estimates reflected in the financial statements include: (i) the allowance for doubtful receivables; (ii) estimates of losses on unexpired contracts and financial guarantee service contracts; (iii) accrual of estimated liabilities; (iv) useful lives of long-lived assets; (v) impairment of long-lived assets; (vi) valuation allowance for deferred tax assets; and (vii) contingencies.

(c) Operating segments

ASC 280, Segment Reporting, requires companies to report financial and descriptive information about their reportable operating segments, including segment profit or loss, certain specific revenue and expense items, and segment assets. All of the Company’s activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others.

The Company’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for both the financing lease business and the guarantee business. The Company’s net revenues are all generated from customers in the PRC. Hence, The Company operates and manages its business within one reportable segment, which is to provide financial services in the PRC domestic market. For the year ended June 30, 2016, there was no customer that accounted for more than 10% of the Company’s revenue. For the year ended June 30, 2015, there were three customers that accounted for more than 10% of the Companies’ revenue.

As of June 30, 2016, one customer accounted for 10.5% of the aggregate balances of loans guaranteed by Dongsheng Guarantee. As of June 30, 2015, two customers accounted for both 11.4% of such aggregate balances.

(d) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and all highly liquid investments with original maturities of three months or less that are unrestricted as to withdrawal and use.

(e) Restricted Cash

Restricted cash represents cash pledged to banks by Wins Finance’s subsidiary Dongsheng Guarantee, as guarantor for guarantee business customers. The banks providing loans to the Company’s guarantee service customers generally require Dongsheng Guarantee, as the guarantor of the loans, to pledge a cash deposit of 10% to 20% of the guaranteed amount to an escrow account that is restricted from use. The deposit is released after the guaranteed bank loan is paid off and Dongsheng Guarantee’s guarantee obligations expire, which is usually within 12 months from the time the loan and guarantee are initiated.

(f) Short-term investments

Investments in non-marketable asset management products issued by banks and financial institutions (the issuers) with original maturities of one year to five years that could be redeemed or are transferrable at any time are classified as short-term investments under the cost method. The Company’s asset management products are managed by banks and financial institutions and invested in fixed-income financial products that are permitted by the China Securities Regulatory Commission (“SRC”), such as government bonds, corporate bonds and central bank notes. The investment portfolios of these products are not disclosed to the Company by the banks or financial institutions. If the banks and financial institutions are required to redeem these investments, they will redeem them at a price equal to the outstanding principal plus accrued and unpaid interest. The Company carries these cost method investments at cost and only adjusts for other-than-temporary impairments and distributions of earnings. Management regularly evaluates the impairment of theses cost method investments at the individual security level. If the fair value of an investment is less than its amortized cost basis at the balance sheet date of the report period for which impairment is being assessed, management will determine whether the decline in fair value is temporary or permanent. If the decline in fair value is other than temporary, the cost basis of the individual security is written down to fair value as the new cost basis, and the amount of the write-down is included in current earnings. There is no impairment noted for either of the reporting periods presented herein.

Interest income from short-term investments is recognized when the Company’s right to receive payment is established. Accrued but unpaid interest income is recorded as interest receivable in the accompanying unaudited consolidated balance sheets.

(g) Financial guarantee service contracts

The Company’s financial guarantee service contracts protect lenders by providing Dongsheng Guarantee’s agreement to pay an obligor’s obligations to a holder of the debt if the obligor fails to pay the obligations when they become due.

The contract amounts reflect the extent of involvement the Company has in the guarantee transaction and also represents Dongsheng Guarantee’s maximum exposure to credit loss. Under PRC regulations, the maximum amount Dongsheng Guarantee may provide to its financial guarantee customers is 10 times its net assets. As of June 30, 2016, the net assets of Dongsheng Guarantee were $195 million.

Dongsheng Guarantee is a party to off-balance-sheet financial instruments in the normal course of business to meet the financing needs of its customers. Financial instruments whose contract amounts represent credit risk are as follows:

	June 30, 2016	June 30, 2015

Guarantee	$86,289,058	$126,186,812

(h) Guarantee paid on behalf of guarantee service customers

As guarantor of guarantee service customers’ loans from banks and financial institutions, Dongsheng Guarantee is obligated to repay to the banks or financial institutions for the unpaid principal and accrued interest of the loans when customers default on their loans. Repayments on behalf of guarantee service customers are recorded as guarantees paid on behalf of guarantee service customers in the Company’s consolidated balance sheets. As of June 30, 2016 and June 30, 2015, uncollected guarantees paid on behalf of guarantee service customers from guarantee service customers on whose behalf Dongsheng Guarantee had repaid the loans were $2,039,684 and $633,313, respectively.

(i) Provision for guarantee losses

A provision for possible losses to be absorbed by Dongsheng Guarantee for financial guarantees it provides is recorded as an accrued liability when the guarantees are made and recorded as “Allowance on financial guarantee services” in the consolidated balance sheets. This accrued liability represents probable losses and is increased or decreased by accruing a “Provision/(reversal of provision) on financial guarantee services” against commission and fee income from guarantee services throughout the terms of the guarantees as necessary when additional relevant information becomes available.

The methodology used to estimate the liability for possible guarantee losses considers the guarantee contract amounts and a variety of factors, which include, depending on the counterparty, the latest financial position and performance of the borrowers, actual defaults, estimated future defaults, historical loss experience, estimated value of collateral or guarantees the costumers or third parties offered, and other economic conditions, such as economic trends in the area and the country. The estimates are based upon information available at the time the estimates are made. It is possible that prior experience and default history of the borrowers are not indicative of future losses on guarantees made. Any increase or decrease in the provision would affect the Company’s consolidated income statements in future years.

Dongsheng Guarantee provides “Specific Allowance” for the financial guarantee services if any specific collectability risk is identified, and a “General Allowance”, based on total guarantee contract amount of those transactions with no specific risk identified, to be used to cover unidentified probable loss. Dongsheng Guarantee performs periodic and systematic detailed reviews to identify credit risks and to assess the overall collectability, and may adjust its estimates on allowance when new circumstances arise.

Dongsheng Guarantee made reversals of its guarantee in the amount of $355,313 and $576,456 for the years ended June 30, 2016 and 2015, respectively. Dongsheng Guarantee made Specific Allowance of $3,263,312 and nil for the years ended June 30, 2016 and 2015 respectively. $932,375 and nil were written-off during the years ended June 30, 2016 and 2015, respectively.

(j) Net investment in direct financing leases

Lease contracts that Jinshang Leasing enters with financing lease customers transfer substantially all the rewards and risks of ownership of the leased assets, other than legal title, to the customers. These financing lease contracts are accounted for as direct financing leases in accordance with ASC 840-10-25 and ASC 840-40-25. At the inception of a transaction, the cost of the leased property is capitalized at the present value of the minimum lease payment receivables and the unguaranteed residual value of the property at the end of the lease. The difference between the sum of (i) the minimum lease payment receivables and the unguaranteed residual value and (ii) the cost of the leased property is recognized as unearned income. Unearned income is recognized over the period of the lease using the effective interest rate method.

Net investment in direct financing leases is recorded at net realizable value consisting of minimum lease payments to be received less allowance for uncollectible, as needed, and less the unearned income. The allowance for lease payment receivable losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on Jinshang Leasing’s loss history, known and inherent risks in the transactions, adverse situations that may affect the lessee’s ability to repay, the estimated value of any underlying asset, current economic conditions and other relevant factors. This evaluation is inherently subjective, as it requires material estimates that may be susceptible to significant revision as more information becomes available. While management uses the best information available upon which to base estimates, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used for the purposes of analysis.

Jinshang Leasing provides “Specific Allowance” for the lease payment receivable of lease transactions if any specific collectability risk is identified, and a “General Allowance”, based on total minimum lease payment receivable balance of those transactions with no specific risk identified, to be used to cover unidentified probable loss. Jinshang Leasing performs periodic and systematic detailed reviews to identify credit risks and to assess the overall collectability, and may adjust its estimates on allowance when new circumstances arise.

The General Allowance Jinshang Leasing provided as of June 30, 2016 and 2015 were $858,362 and $302,401, respectively; and Specific Allowance were both nil. Jinshang Leasing made $597,444 and $70,467 provision for General Allowance during the year ended June 30, 2016 and 2015, respectively. Nil and $1,011,999 were written off against Specific Allowance during the year ended June 30, 2016 and 2015, respectively.

(k) Revenue recognition

Revenue is recognized when there are probable economic benefits to the Company and when the revenue can be measured reliably, on the following:

Commission income and evaluation income on guarantee service

Commission income on guarantee services is recognized when guarantee contracts have been made whereby the related guarantee obligations have been accepted, the economic benefits associated with the guarantee contracts will probably be realized, and the amount of revenue associated with the guarantee contracts can be measured reliably. Commission income is determined based on the total fees provided for in the guarantee contracts, is recorded in full at inception as unearned income and is recognized as commission income in the income statement over the period of the guarantee using the straight-line method. The agreed commission is generally 2% to 6% of the guaranteed amount for 12 months, which represents the estimated fair value of the non-contingent guarantee liability at the inception of the guarantee.

Dongsheng Guarantee charges its financial guarantee customers a one-time fee for evaluations. Dongsheng Guarantee performs as to the likelihood that customers are qualified to apply for loans from banks and other financial institutions. Evaluation income is recognized upon the completion of the evaluation.

Direct financing lease interest income

Direct financing lease interest income is recognized on an accrual basis using the effective interest method over the term of the lease by applying the rate that discounts the estimated future minimum lease payment receivables through the period of the lease to the amount of the net investment in the direct financing lease at inception.

The accrual of financing lease interest income is discontinued when a customer becomes 90 days or more past due on its lease or interest payments to Jinshang Leasing, unless WFG believes the interest is otherwise recoverable. Leases may be placed on non-accrual earlier if WFG has significant doubt about the ability of the customer to meet its lease obligations, as evidenced by consistent delinquency, deterioration in the customer’s financial condition or other relevant factors. Payments received while the lease is on non-accrual are applied to reduce the amount of the recorded value. WFG resumes accruing the interest income when WFG determines that the interest has again become recoverable, as, for example, if the customer resumes payment of the previous interest, and shows material improvement in its operating performance, financial position, and similar indicators.

Financial advisory and agency income

Jinshang Leasing and Dongsheng Guarantee provide financing solutions to customers and receive advisory fees as compensation. The advisory fees are recognized as income during the service period as the related service obligations are completed.

As a licensed finance lease Company, Jinshang Leasing acts as agent in finance lease transactions between other finance lessors and lessees, or between banks and lessees. Jinshang Leasing neither receives the benefit of receiving the lease payments nor assumes the repayment obligations in these transactions. The lease agency income and advisory fees received in these transactions are recognized as income on a net basis during the service period as the related service obligations are completed.

Jinshang Leasing acts as a financing agency between other financial leasing companies that need capital and financial institutions that are willing to provide capital. Other financial leasing companies factor to Jinshang Leasing their right to collect capital lease receivables in order to obtain capital from Jinshang Leasing, and Jinshang Leasing factors to other financial institutions its right to collect debts from these financial lease companies in order to finance a portion of the capital that Jinshang Leasing provides to other financial lease companies. All of these factoring transactions are structured with recourse rights to the assignor of the receivables. Financial agency income that Jinshang Leasing earns from factoring transactions is accrued monthly as net interest income and payments that Jinshang Leasing makes on factoring loans from financial institutions are accrued monthly as interest cost, in each case in accordance with the terms of the factoring loan contracts.

(l) Property and equipment

Plant and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, with 3% to 5% salvage value. The average estimated useful lives of property and equipment are discussed in Note 7.

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the corresponding accounts and includes any gain or loss in the statements of income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and improvements of equipment are capitalized.

(m) Impairment of long-lived assets

The Company applies the provisions of ASC No. 360 Sub topic 10, “Impairment or Disposal of Long-Lived Assets” (ASC 360-10) issued by the Financial Accounting Standards Board (“FASB”). ASC 360-10 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the asset. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

The Company tests long-lived assets, including property and equipment and finite-lived intangible assets, for impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount of the assets is greater than their fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows at the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. There were no impairment losses on long-lived assets in the years ended June 30, 2016 and 2015.

(n) Fair value measurements

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information for financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all non-financial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

As of June 30, 2016 and June 30, 2015, financial instruments of the Company primarily consisted of cash, restricted cash, accounts receivables, other receivables, and bank loans, loans receivable and loans payable which were carried at cost on the consolidated balance sheets, and carrying amounts approximated their fair values because of their generally short maturities.

(o) Foreign currency translation

The Company’s functional currency is the United States Dollar (“USD”). The functional currency of Jinshang Leasing Jinchen Agriculture and Dongsheng Guarantee is the Chinese Yuan, or Renminbi (“RMB”).

For financial reporting purposes, the financial statements of Jinshang Leasing and Dongsheng Guarantee are prepared using RMB and translated into the Company’s functional USD currency at the exchange rates quoted by www.oanda.com. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders' equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

	June 30, 2016	June 30, 2015
Balance sheet items, except for equity accounts	6.6312	6.1088

	For the years ended June 30,
	2016	2015
Items in the statements of income and comprehensive income, and statements of cash flows	6.4352	6.1375

(p) Interest expense

Interest expense derived from the loans providing funds for financial leasing contracts is classified as where in the statements of income.

(q) Non-interest expenses

Non-interest expenses primarily consist of salary and benefits for employees, travel cost, entertainment expense, depreciation of equipment, office rental expense, professional service fees, office supplies, and similar items.

(r) Income taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, “Income Taxes.” ASC 740 requires a Company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment of the changes.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

Under the Corporate Income Tax Law of the PRC and related regulations (collectively, (the “CIT Law”), small business credit guarantee institutions are allowed to deduct from taxable income an allowance for guarantee losses as follows:

(i)          Guarantee Compensation Reserve - up to 1% of the balance of liabilities guaranteed by the Company as of the end of each year; the Guarantee Compensation Reserve of the end of the previous year is required to be added to the current year’s taxable income.

(ii)         Unexpired Liability Reserve - up to 50% of the current year’s guarantee income; the Unexpired Liability Reserve as of the end previous year is required to be added to the current year’s taxable income

(iii)        Actual guarantee compensation losses incurred by small business credit guarantee institutions are required to be first applied as a write-off of the Guarantee Compensation Reserve, and any amount in excess of the Guarantee Compensation Reserve deductible from the current year’s taxable income.

(s) Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the statements of operations and comprehensive income.

Accumulated other comprehensive income, as presented on the balance sheets, represents cumulative foreign currency translation adjustments.

(t) Operating leases

The Company leases its principal offices under lease agreements that qualify as operating leases. The Company records the rental under the lease agreements in operating expenses when due.

(u) Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among other things, government investigations and tax matters. In accordance with ASC No. 450 Sub topic 20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

(v) Recently issued accounting pronouncements

There were various accounting standards and updates recently issued, none of which are expected to have a material impact on the Company's financial position, operations, or cash flows.